Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,468	$ 17,083
Investment in equity securities, at fair value	2,623	1,675
Short term investments		12,011
Accounts receivable, net	$ 15,345	9,551
Receivable from a related party		$ 587
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,252	$ 15,877
Prepaid expenses and other	2,888	2,560
Total current assets	39,576	59,344
Long-term investments	1,913	1,686
Property, plant and equipment, net	7,868	9,241
Intangible assets, net	238	1,839
Right of use assets	3,492	2,392
Other assets	587	766
Total assets	53,674	75,268
Current liabilities:
Accounts payable	2,723	4,438
Accrued and other current liabilities	15,344	12,288
Current portion of long term borrowing	18,385
Total current liabilities	36,452	16,726
Long term borrowing		18,895
Other liabilities	15,371	15,482
Total liabilities	51,823	51,103
Commitments and contingencies (Note 20)
Shareholders' equity:
Ordinary shares, $0.0001 par value: 500,000,000 shares authorized 15,904,533 shares and 13,790,127 shares issued at December 31, 2024 and 2023, respectively; 15,492,581 shares and 13,378,175 shares outstanding at December 31, 2024 and 2023, respectively	2	1
Treasury shares, at cost: 411,952 shares held at December 31, 2024 and 2023	(9,604)	(9,604)
Additional paid-in capital	713,302	695,785
Accumulated other comprehensive loss	(1,774)	(1,200)
Accumulated deficit	(700,075)	(660,817)
Total shareholders' equity	1,851	24,165
Total liabilities and shareholders' equity	$ 53,674	$ 75,268